UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal 2020 Term Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
State	Municipal Bonds			(000)	Value
Alabama - 0.4%	Courtland Industrial Development Board, Alabama, Refunding RB,
	International Paper Co. Projects, Series A, 4.75%, 5/01/17			$ 1,165	$ 1,026,691
Arizona - 3.3%	Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%,			5,585	6,136,686
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/18			1,500	1,358,415
	Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20			1,000	908,210
					8,403,311
California - 22.1%	California Statewide Communities Development Authority, RB, John Muir
	Health, Series A, 5.00%, 8/15/22			5,000	4,837,100
	Foothill Eastern Transportation Corridor Agency, California, Refunding
	RB, CAB, 5.95%, 1/15/21 (a)			12,500	4,774,750
	Foothill Eastern Transportation Corridor Agency, California, Refunding
	RB, CAB, 5.86%, 1/15/22 (a)			10,000	3,491,100
	Golden State Tobacco Securitization Corp., California, RB, Enhanced,
	Asset Backed, Series B, 5.38%, 6/01/10 (b)			8,500	8,832,860
	Golden State Tobacco Securitization Corp., California, RB, Series 2003-A-
	1, 6.63%, 6/01/13 (b)			3,000	3,546,840
	Golden State Tobacco Securitization Corp., California, RB, Series 2003-A-
	1, 6.75%, 6/01/13 (b)			12,010	14,254,669
	Golden State Tobacco Securitization Corp., California, RB, Series A-3,
	7.88%, 6/01/13 (b)			975	1,195,525
	Golden State Tobacco Securitization Corp., California, RB, Series A-5,
	7.88%, 6/01/13 (b)			1,470	1,802,485
	Los Angeles Unified School District, California, GO, Series I,
	5.00%, 7/01/20			3,750	3,956,887
	Riverside County Asset Leasing Corp., California, RB, Riverside County
	Hospital Project (MBIA), 5.74%, 6/01/25 (a)			6,865	2,574,993
	State of California, GO, Various Purpose, 5.00%, 11/01/22			7,050	7,127,409
					56,394,618
Colorado - 1.8%	E-470 Public Highway Authority, Colorado, RB, CAB, Senior, Series B
	(MBIA), 5.50%, 9/01/22 (a)			4,500	1,830,870
	Park Creek Metropolitan District, Colorado, Refunding RB, Senior, Limited
	Tax Property Tax, 5.25%, 12/01/25			3,000	2,661,660
					4,492,530
Portfolio Abbreviations
The simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
ACA	American Capital Access Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
COP	Certificates of Participation	RB	Revenue Bonds
EDA	Economic Development Authority	S/F	Single-Family
FGIC	Financial Guaranty Insurance Co.	TAN	Tax Anticipation Notes
FNMA	Federal National Mortgage Association	VRDN	Variable Rate Demand Notes
FSA	Financial Security Assurance Inc.
		1

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
District of	District of Columbia, RB, Friendship Public Charter School Inc. (ACA),
Columbia - 5.1%	5.75%, 6/01/18	$ 2,680	$ 2,281,672
	District of Columbia, RB, Friendship Public Charter School Inc. (ACA),
	5.00%, 6/01/23	3,320	2,376,190
	District of Columbia Tobacco Settlement Financing Corp., RB, Asset
	Backed Bonds, 6.50%, 5/15/33	4,215	3,565,890
	Metropolitan Washington Airports Authority, Refunding RB, Series C-2
	(FSA), AMT, 5.00%, 10/01/24	5,000	4,911,050
			13,134,802
Florida - 12.7%	Bellalago Educational Facilities Benefit District, Special Assessment,
	Series A, 5.85%, 5/01/22	4,110	3,589,427
	Broward County School Board, Florida, COP, Series A (FSA),
	5.25%, 7/01/22	1,250	1,294,950
	City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,322,385
	Grand Hampton Community Development District, Special Assessment,
	Capital Improvement, 6.10%, 5/01/24	3,870	3,152,734
	Habitat Community Development District, Special Assessment,
	5.80%, 5/01/25	3,635	2,791,026
	Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai
	Medical Center Florida, 6.75%, 11/15/21	4,715	3,981,346
	Middle Village Community Development District, Special Assessment,	3,955	3,070,978
	Pine Island Community Development District, RB, 5.30%, 11/01/10	250	239,675
	Stevens Plantation Community Development District, Special Assessment,
	Series B, 6.38%, 5/01/13	3,530	2,795,584
	Village Community Development District No. 5, Florida, Special
	Assessment, Series A, 6.00%, 5/01/22	2,615	2,537,727
	Westchester Community Development District No. 1, Special Assessment,
	Community Infrastructure, 6.00%, 5/01/23	5,145	3,684,386
			32,460,218
Georgia - 0.7%	Richmond County Development Authority, RB, Series A, Environmental,
	AMT, 5.75%, 11/01/27	2,350	1,908,388
Illinois - 13.8%	Centerpoint Intermodal Center Program Trust, TAN, 144A,
	8.00%, 6/15/23 (c)	2,155	1,121,246
	City of Chicago Illinois, RB, General Airport Third Lien, Series A (AMBAC),
	5.00%, 1/01/21	5,000	5,082,050
	City of Chicago Illinois, RB, General Airport Third Lien, Series A (AMBAC),
	5.00%, 1/01/22	7,000	7,068,530
	Illinois Educational Facilities Authority, RB, Northwestern University,
	5.00%, 12/01/21	4,800	5,080,032
	Illinois Finance Authority, RB, Depaul University, Series C,
	5.25%, 10/01/24	5,000	5,033,300
	Illinois Finance Authority, RB, MJH Education Assistance IV, Senior Series
	A, 5.50%, 6/01/19 (d)(e)	3,250	1,299,838
	Illinois Finance Authority, RB, MJH Education Assistance IV,
	Sub-Series B, 5.00%, 6/01/24 (d)(e)	1,075	106,103
	Illinois State Toll Highway Authority, RB, Senior Priority, Series A (FSA),
	5.00%, 1/01/19	2,250	2,438,910

2

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lake Cook-Dane & McHenry Counties Community Unit School District 220,
	Illinois, GO, Refunding (FSA), 5.25%, 12/01/20	$ 1,000	$ 1,162,210
	Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, CAB,
	McCormick, Series A (MBIA), 5.40%, 6/15/22	13,455	6,923,405
			35,315,624
Indiana - 5.7%	City of Lawrence Indiana, Refunding RB, Housing, Pinnacle Apartments
	Project (FNMA), AMT, 5.15%, 6/01/24	2,000	2,001,300
	Indianapolis Airport Authority, Refunding RB, Special Facilities, Federal
	Express Corp. Project, AMT, 5.10%, 1/15/17	10,000	9,061,700
	Vincennes Indiana, Refunding RB & Improvement, Southwest Indiana
	Regional, 6.25%, 1/01/24	4,620	3,441,669
			14,504,669
Kansas - 2.4%	Kansas Development Finance Authority, RB, Adventist Health,
	5.25%, 11/15/20	2,500	2,613,050
	Wyandotte County-Kansas City Unified Government, RB, Zero Coupon,
	Kansas International Speedway (MBIA), 5.20%, 12/01/20	6,440	3,449,393
			6,062,443
Kentucky - 0.7%	Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	2,000	1,914,500
Louisiana - 0.6%	Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	1,652,120
Maryland - 4.6%	County of Frederick Maryland, Special Tax, Urbana Community
	Development Authority, 6.63%, 7/01/25	3,000	2,555,520
	County of Frederick Maryland, Special Tax, Urbana Community
	Development Authority, Series A, 5.80%, 7/01/20	4,453	3,774,096
	Maryland Health & Higher Educational Facilities Authority, Refunding RB,
	MedStar Health, 5.38%, 8/15/24	5,500	5,446,760
			11,776,376
Massachusetts - 2.1%	Massachusetts Development Finance Agency, RB, Waste Management Inc.
	Project, Remarketed, AMT, 5.45%, 6/01/14	4,500	4,391,550
	Massachusetts State Water Pollution Abatement, RB, MWRA Program, Sub-
	Series A, 6.00%, 8/01/23	1,000	1,012,760
			5,404,310
Michigan - 0.5%	Michigan State Hospital Finance Authority, Michigan, Refunding RB,
	Hospital, Sparrow Obligated, 4.50%, 11/15/26	1,500	1,238,655
Minnesota - 0.5%	Minnesota Higher Education Facilities Authority, Minnesota, RB,
	University Saint Thomas, Series Five, Y, 5.00%, 10/01/24	1,250	1,283,088
Mississippi - 1.0%	County of Warren Mississippi, RB, Series A, AMT, 5.85%, 11/01/27	3,000	2,478,180
Missouri - 4.0%	Missouri Development Finance Board, Missouri, RB, Branson Landing
	Project, Series A, 5.50%, 12/01/24	5,000	4,722,500
	Missouri State Health & Educational Facilities Authority, Missouri, RB, BJC
	Health System, Series A, 5.00%, 5.00/15/20	5,500	5,560,170
			10,282,670
Multi-State - 8.2%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (c)(f)	1,000	1,018,290
	Charter Mac Equity Issuer Trust, 6.00%, 4/30/15 (c)(f)	4,000	4,117,360
	Charter Mac Equity Issuer Trust, 6.00%, 4/30/19 (c)(f)	2,500	2,560,325
	Charter Mac Equity Issuer Trust, 6.30%, 5/15/19 (c)(f)	2,500	2,572,625
	MuniMae TE Bond Subsidiary LLC, 5.40%, 6/29/49 (c)(f)(g)	5,000	3,100,300
	MuniMae TE Bond Subsidiary LLC, 5.80%, 6/29/49 (c)(f)(g)	5,000	3,035,450

3

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	MuniMae TE Bond Subsidiary LLC Series D, 5.90%, 11/29/49 (c)(f)(g)	$ 2,000	$ 1,015,640
	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (c)	4,000	3,430,160
			20,850,150
Nevada - 2.3%	City of Henderson Nevada, Special Assessment, No. T-18, 5.15%, 9/01/21	1,765	715,919
	County of Clark Nevada, Refunding RB, Alexander Dawson School, Nevada
	Project, 5.00%, 5/15/20	5,000	5,077,250
			5,793,169
New	New Hampshire Business Finance Authority, New Hampshire, RB, Public
Hampshire - 5.4%	Service Co. New Hampshire Project, Series B (MBIA), AMT,
	4.75%, 5/01/21	10,000	8,817,000
	New Hampshire Health & Education Facilities Authority, RB, Elliot
	Hospital, Series B, 5.60%, 10/01/22	5,000	4,999,550
			13,816,550
New Jersey - 13.3%	Middlesex County Improvement Authority, RB, Street Student Housing
	Project, Series A, 5.00%, 8/15/23	1,000	932,960
	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	10,000	8,552,200
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
	7.00%, 11/15/30	5,000	3,726,800
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
	9.00%, 6/01/33	1,500	1,378,815
	New Jersey EDA, RB, Kapkowski Road Landfill, Series B, AMT,
	6.50%, 4/01/31	7,500	5,616,825
	New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A,
	4.80%, 11/01/13	1,000	991,710
	New Jersey Educational Facilities Authority, Refunding RB, University
	Medical & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,556,450
	New Jersey Health Care Facilities Financing Authority, RB, AtlantiCare
	Regional Medical Center, 5.00%, 7/01/20	2,110	2,147,178
	New Jersey Health Care Facilities Financing Authority, RB, Capital Health
	System Obligation Group, Series A, 5.75%, 7/01/13 (b)	4,000	4,604,680
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing,
	Series T, AMT, 4.55%, 10/01/22	2,500	2,385,775
	Newark Housing Authority, RB, South Ward Police Facility (AGC),
	5.00%, 12/01/21	1,250	1,234,750
			34,128,143
New York - 8.3%	New York City Industrial Development Agency, RB, American Airlines, JFK
	International Airport, AMT, 7.63%, 8/01/25	5,635	4,427,983
	New York City Industrial Development Agency, RB, American Airlines, JFK
	International Airport, AMT, 7.75%, 8/01/31	5,000	3,829,000
	New York State Energy Research & Development Authority, RB, Brooklyn
	Union Gas, Keyspan, Series A (FGIC), AMT, 4.70%, 2/01/24	8,500	7,782,005
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C,
	5.50%, 6/01/20	5,000	5,210,900
			21,249,888
Ohio - 7.8%	American Municipal Power-Ohio Inc, RB, Prairie State Energy Campus
	Project, Series A, 5.25%, 2/15/23	5,000	5,245,250
	County of Cuyahoga Ohio, Refunding RB, Series A, 6.00%, 1/01/19	3,000	3,213,150
	County of Cuyahoga Ohio, Refunding RB, Series A, 6.00%, 1/01/20	10,000	10,665,700
	Pinnacle Community Infrastructure Financing Authority, RB, Facilities,
	Series A, 6.00%, 12/01/22	1,015	749,385
			19,873,485

4

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Oklahoma - 1.1%	Tulsa Municipal Airport Trust Trustees, Oklahoma, Refunding RB, Series A
	Remarketed, AMT, 7.75%, 6/01/35	$ 3,350	$ 2,750,015
Pennsylvania - 6.6%	Lancaster County Hospital Authority, RB, General Hospital Project,
	5.75%, 9/15/13 (b)	7,500	8,755,350
	Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh
	Continuing Care, 6.00%, 2/01/21	1,275	934,116
	Pennsylvania Higher Educational Facilities Authority, RB, La Salle
	University, 5.50%, 5/01/26	6,680	6,216,074
	Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC),
	5.00%, 6/01/22	1,000	1,072,600
			16,978,140
Puerto Rico - 6.2%	Commonwealth of Puerto Rico, GO, Public Improvement, Series B,
	5.25%, 7/01/17	3,300	3,251,622
	Puerto Rico Electric Power Authority, RB, Series NN, 5.125%, 7/01/13 (b)	10,900	12,518,432
			15,770,054
Tennessee - 3.7%	Tennessee Energy Acquisition Corp., Tennessee, RB, Series A,
	5.25%, 9/01/20	10,000	9,437,300
Texas - 7.9%	Brazos River Authority, Refunding RB, TXU Energy Co. LLC Project, Series
	A, AMT, 6.75%, 4/01/38	1,100	742,698
	City of Dallas Texas, Refunding RB & Improvement (AGC), 5.00%, 8/15/21	2,500	2,597,375
	Port Corpus Christi Industrial Development Corp., Texas, Refunding RB,
	Valero, Series C, 5.40%, 4/01/18	3,500	3,262,980
	Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC),
	5.38%, 8/15/21 (a)	7,990	3,841,272
	Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC),
	5.53%, 8/15/24 (a)	8,450	3,287,895
	Weatherford ISD, GO, CAB, Refunding, 5.75%, 2/15/11 (a)(b)	4,040	1,990,670
	Weatherford ISD, GO, CAB, Refunding, 5.77%, 2/15/11 (a)(b)	4,040	1,879,691
	Weatherford ISD, GO, CAB, Refunding, 5.75%, 2/15/23 (a)	2,905	1,356,141
	Weatherford ISD, GO, CAB, Refunding, 5.77%, 2/15/24 (a)	2,905	1,278,287
			20,237,009
U.S. Virgin	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund
Islands - 0.4%	Loan Note, Series A, 5.25%, 10/01/17	1,000	980,430
Virginia - 8.1%	Celebrate North Community Development Authority Special Assessment
	Revenue, Celebrate Virginia North Project, Series B, 6.60%, 3/01/25	5,000	3,876,150
	Charles City County EDA, RB, Waste Management, Remarketed, AMT,
	5.13%, 8/01/27	10,000	9,914,100
	Mecklenburg County IDA, Virginia, Refunding RB, Exempt Facilities, UAE
	LP Project, AMT, 6.50%, 10/15/17	7,500	7,019,325
			20,809,575
Wisconsin - 2.7%	State of Wisconsin, RB, Series A, 5.25%, 5/01/20	1,000	1,096,910
	Wisconsin Health & Educational Facilities Authority, RB, Wheaton
	Franciscan Services, Series A, 5.50%, 8/15/17	2,880	2,767,853
	Wisconsin Health & Educational Facilities Authority, RB, Wheaton
	Franciscan Services, Series A, 5.50%, 8/15/18	3,190	3,037,135
			6,901,898

5

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
	Total Municipal Bonds - 164.0%		$ 419,308,999
	Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Illinois - 2.1%	City of Chicago, Illinois, Refunding RB, Second Lien (FSA),
	5.00%, 11/01/20		$ 5,000	5,408,450
	Total Municipal Bonds Transferred to Tender Option Bond
	Trusts - 2.1%			5,408,450
	Total Long-Term Investments (Cost - $459,590,180) - 166.1%			424,717,449
	Short-Term Securities
Pennsylvania - 0.0%	City of Philadelphia Pennsylvania, RB, VRDN, Refunding (FSA),
	0.70%, 8/07/09 (i)		90	90,000
			Shares
Money Market	FFI Institutional Tax-Exempt Fund, 0.55% (j)(k)		4,300,000	4,300,000
Fund - 1.7%
	Total Short-Term Securities
	(Cost - $4,390,000) - 1.7%			4,390,000
	Total Investments (Cost - $463,980,180*) - 167.8%			429,107,449
	Other Assets Less Liabilities - 1.7%			4,226,839
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (1.5)%			(3,755,541)
	Preferred Shares, at Redemption Value - (68.0)%		(173,864,368)
	Net Assets Applicable to Common Shares - 100.0%		$ 255,714,379
*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal
	income tax purposes, were as follows:
	Aggregate cost	$ 459,801,374
	Gross unrealized appreciation	$ 10,034,125
	Gross unrealized depreciation	(44,478,050)
	Net unrealized depreciation	$ (34,443,925)
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full
	at the date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional investors.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt
	revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security
	is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(g)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be
	extended and/or the final payment may be deferred at the issuer's option for a specified time without default.
(h)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired
	residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand
	features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the
	principal owed can be recovered through demand.
		6

BlackRock Municipal 2020 Term Trust
Schedule of Investments July 31, 2009 (Unaudited)
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
	Company Act of 1940, were as follows:
		Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund	(1,998,959) $	3,804
(k)	Represents current yield as of report date.
	• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
	Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires
	additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value
	of investments, which are as follows:
	• Level 1 - price quotations in active markets/exchanges for identical securities
	• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in
	markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not
	active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates,
	yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
	corroborated inputs)
	• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent
	observable inputs are not available (including the Trust's own assumptions used in determining the fair value
	of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities. For information about the Trust's policy regarding valuation of investments and other
	significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-
	annual report.
	The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust's
	investments:
	Valuation	Investments in
	Inputs	Securities
			Assets
	Level 1 - Short-Term Securities	$ 4,300,000
	Level 2
	Short-Term Securities		90,000
	Long-Term Investments[1]		424,717,449
	Total Level 2		424,807,449
	Level 3		-
	Total	$ 429,107,449
	[1] See above Schedule of Investments for values in each state or political classification.
			7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: September 22, 2009